LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

22.   LEASE

The Group has several non-cancellable operating leases, primarily for office premises that expire over the next five years. The Group does not enter into any finance leases or leases where the Group is a lessor. These leases generally do not contain renewal options for periods ranging from two to five years. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. The Group’s leases generally do not include termination options for either party to the lease or restrictive financial or other covenants. Payments due under the lease contracts represents fixed payments.

The components of lease cost for the year ended December 31, 2019 include:

	Year ended December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited
Operating lease cost	48,834	7,015
Short-term lease cost	14,795	2,125
Total lease cost	63,629	9,140

Amounts reported in the consolidated balance sheet as of December 31, 2019 include:

	December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited
Operating lease：
Operating lease ROU assets	34,476	4,952
Operating lease liabilities	30,846	4,431

Other information related to leases as of December 31, 2019 includes:

Supplemental cash flow information	Year ended December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited

Operating cash flow from operating and short-term leases	67,259	9,661
ROU assets obtained in exchange for lease liability*	101,466	14,575
Reduction of ROU assets due to modification in lease term	(16,719)	(2,401)

Lease Term and Discount Rate	December 31,
2019

Weighted average remaining lease term	1.56 years
Weighted average discount rate	4.67%

*Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.

Maturities of lease liabilities under non-cancellable leases as of December 31, 2019 are as follows:

RMB
Year ending December 31
2020	24,124
2021	4,343
2022	1,217
2023	1,217
2024 and thereafter	1,217
Total undiscounted lease payments	32,118
Less: imputed interest	(1,272)
Total lease liabilities	30,846

The Group’s leases are for the office premises. Future minimum lease payments under non-cancellable operating leases agreements as of December 31, 2018 are as follows. The Group’s leases do not contain any contingent rent payment terms.

RMB

Year ending December 31
2019	53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	110,042

Rental expenses incurred under operating leases were RMB 78.01 million and RMB 67.87 million for the years ended December 31, 2017 and 2018, respectively. Operating lease cost for the year ended December 31, 2019 was RMB 48.83 million, which excluded cost of short-term contracts. Short term lease cost for the year ended December 31, 2019 was RMB 14.80 million.